COMMITMENT AND CONTINGENCIES (Details Narrative) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Contractual commitment	¥ 94,276	¥ 94,276